Related Paty Transactions (Transactions Between Emera and Associated Parties) (Details) - Natural gas transportation capacity [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NSP Maritime Link Inc. [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 17	$ 18
Maritimes and Northeast Pipline [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 28	$ 29